Loans - Loan portfolio (Details) - AUD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 739,647	$ 709,784	$ 693,059
Securitised loans	4,747	4,829
Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	743,853	714,373
Provision | Provision for ECL on loans
Loan portfolio, disaggregated by location of booking office and product type
Loans	(4,206)	(4,589)
Australia | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	650,850	618,794
Australia | Housing | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	467,382	455,604
Australia | Personal | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	12,832	14,737
Australia | Business | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	170,636	148,453
New Zealand | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	86,124	89,247
New Zealand | Housing | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	56,211	58,081
New Zealand | Personal | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	1,058	1,175
New Zealand | Business | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	28,855	29,991
Other overseas | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	6,879	6,332
Parent Entity
Loan portfolio, disaggregated by location of booking office and product type
Loans	651,717	618,413
Securitised loans	5,750	6,002
Parent Entity | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	655,413	622,315
Parent Entity | Provision | Provision for ECL on loans
Loan portfolio, disaggregated by location of booking office and product type
Loans	(3,696)	(3,902)
Parent Entity | Australia | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	648,680	616,243
Parent Entity | Australia | Housing | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	467,379	455,599
Parent Entity | Australia | Personal | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	12,821	14,694
Parent Entity | Australia | Business | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	168,480	145,950
Parent Entity | New Zealand | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	489	384
Parent Entity | New Zealand | Business | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	489	384
Parent Entity | Other overseas | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 6,244	$ 5,688